INTERIM CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows used in operating activities
Net loss for the period	€ (5,383)	€ (21,872)
Elimination of other non-cash, non-operating income and expenses
Depreciation and amortization	800	786
Provisions	(231)	(115)
Expenses related to share-based payments	2,161	1,940
Cost of net debt	842	1,101
Loss on disposal	0	8
Impact of discounting financial liabilities and amortized cost	2,365	37
Income tax expense	6	144
Other non cash income and expenses	392	0
Impact of the Janssen amendment on profit or loss	(19,823)	0
Cash flows from (used in) operations, before tax and changes in working capital	(18,873)	(17,970)
Tax Paid	(205)	(114)
Cash flow from (used in) operating activities after tax and before changes in working capital	(19,077)	(18,084)
(Increase) / Decrease in trade receivables	1,139	(2,214)
Receipt of research tax credit receivable	124	0
(Increase) / Decrease in other receivables	(620)	157
Increase / (Decrease) in trade and other payables	1,293	1,070
Increase / (Decrease) in other current liabilities	(260)	(436)
Increase in deferred revenues and contract liabilities	(11)	13,671
Changes in operating working capital	1,666	12,248
Net cash flows from (used in) operating activities	(17,411)	(5,836)
Cash flows from (used in) investing activities
Acquisitions of intangible assets	(8)	(2)
Acquisitions of property, plant and equipment	(150)	(489)
(Increase) / Decrease in non-current financial assets	(3)	(9)
Net cash flows from (used in) investing activities	(162)	(500)
Cash flows from (used in) financing activities
Increase in loans and conditional advances	0	0
Loans repayments	(1,926)	(1,525)
Payment of lease liabilities	(568)	(521)
Interest paid	(336)	(609)
Net cash flows from (used in) financing activities	(2,830)	(2,655)
Effect of exchange rates changes on cash	(515)	43
Net increase (decrease) in cash and cash equivalents	(20,919)	(8,948)
Net cash and cash equivalents at beginning of period	49,737	75,283
Net cash and cash equivalents at end of period	€ 28,818	€ 66,335